Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Tax [Line Items]
Statutory corporate income tax rate	17.00%	17.00%
Tax losses carry forwards (in Dollars)	$ 8,599,651		$ 8,599,651
Singapore [Member]
Income Tax [Line Items]
Income tax rate	17.00%	17.00%
Indonesia [Member]
Income Tax [Line Items]
Statutory corporate income tax rate	22.00%	22.00%
Income tax rate reduced	19.00%
Cayman Islands [Member]
Income Tax [Line Items]
Statutory corporate income tax rate	0.00%